Cover		6 Months Ended
	Aug. 04, 2021	Jun. 30, 2021
Document Information [Line Items]
Document Type		8-K
Document Period End Date	Aug. 04, 2021
Amendment Flag		false
Entity Central Index Key		0000742112
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Title of 12(b) Security		Common Shares, without par value
Trading Symbol		IVC
Security Exchange Name		NYSE
Entity Information [Line Items]
Entity Registrant Name		INVACARE CORPORATION
Entity Incorporation, State or Country Code		OH
Entity File Number		001-15103
Entity Tax Identification Number		95-2680965
Local Phone Number		329-6000
City Area Code		(440)
Entity Addresses [Line Items]
Entity Address, Postal Zip Code		44035
Entity Address, Address Line One		One Invacare Way,
Entity Address, City or Town		Elyria,
Entity Address, State or Province		OH